Taxation - Summary of Composition of Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ 24,731	¥ 25,990	¥ 1,223
Deferred income tax expenses	0	0
Income tax expenses	¥ 24,731	¥ 25,990	¥ 1,223